Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2014
Variable interest entities
Schedule of financial statement balances and amounts of Group's VIEs and subsidiaries

	December 31, 2013	December 31, 2014
	RMB	RMB
Current assets	1,956,233,219	2,503,516,805
Non current assets	933,328,152	1,216,314,983

Total assets	2,889,561,371	3,719,831,788

Current liabilities	1,364,036,110	2,052,126,255
Non current liabilities	21,797,495	36,834,059

Total liabilities	1,385,833,605	2,088,960,314

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Total revenues	1,946,345,171	2,191,261,151	3,067,154,484
Net income	270,187,228	106,301,882	227,335,582

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by operating activities	214,053,830	322,824,505	300,193,924
Net cash used in investing activities	(653,241,422)	(440,288,638)	(168,347,322)
Net cash (used in) / provided by financing activities	(191,123,213)	272,077,345	65,491,394

Net (decrease) / increase in cash and cash equivalents	(630,310,805)	154,613,212	197,337,996

Cash and cash equivalents, beginning of the period	800,354,922	170,044,117	324,657,329

Cash and cash equivalents, end of the period	170,044,117	324,657,329	521,995,325